ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2016
Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of September 30,
	2015	2016
	US$	US$
Accounts receivable	2,958	6,115
Less: allowance for doubtful accounts	(158)	(661)

Accounts receivable, net	2,800	5,454

Movement Of Allowance For Doubtful Accounts

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2015	2016
	US$	US$
Balance at beginning of the year	1,250	158
Increase (reversal) of the allowance for doubtful accounts	(1,078)	510
Foreign currency adjustment	(14)	(7)

Balance at end of the year	158	661